Contingencies and Capital Commitments (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 27, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2011	Dec. 31, 2010	Dec. 11, 2015
Disclosure of other provisions [line items]
Guarantees with government current year		$ 4,990
Guarantees with government next year		7,237
Guarantees with government in two years		9,704
Tax expense (income)		$ 33,350	$ 38,646
SGM Royalty (as percentage)		3.00%
Value added tax payables			1,285
MEXICO | Tax contingent liability [member]
Disclosure of other provisions [line items]
Tax benefit assessment	$ 198
General import tax	30
Value added tax payables	90
Custom management tax	5
Tax fines	$ 94
Tax effect security bond						$ 211
PERU | Tax contingent liability [member]
Disclosure of other provisions [line items]
Tax expense (income)				$ 1,313	$ 1,313
Income tax interest and penalties				$ 872	$ 872
Income tax expense, interest and penalties, accrued		$ 0	0
Lindero Project [member]
Disclosure of other provisions [line items]
Capital commitments		111,940
Provision for credit commitments [member]
Disclosure of other provisions [line items]
Undiscounted closure costs		11,431
Progressive closure activities		3,646
Final closure activities		7,156
Post closure activities		790
Bank letter of guarantee		$ 7,237	$ 4,990